PENSION AND OTHER POSTRETIREMENT BENEFITS - Change in Plan Assets (Details) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018 USD ($)	Dec. 29, 2018 USD ($) item	Dec. 30, 2017 USD ($)
ADPP
Change in plan assets
Employer contributions	$ 200.0	$ 200.0
U.S.
Change in plan assets
Plan assets at beginning of year		740.2	$ 672.1
Actual return on plan assets		(3.6)	90.1
Employer contributions		233.9	38.5
Benefits paid		(61.8)	(60.5)
Settlements		(173.1)
Plan assets at end of year		$ 735.6	740.2
U.S. | ADPP
Change in plan assets
Number of plans | item		2
Int'l
Change in plan assets
Plan assets at beginning of year		$ 683.7	584.2
Actual return on plan assets		(13.3)	34.2
Plan transfers			(0.7)
Employer contributions		14.7	14.0
Participant contributions		3.8	3.4
Benefits paid		(22.3)	(22.5)
Settlements		(9.5)
Foreign currency translation		(25.3)	71.1
Plan assets at end of year		631.8	683.7
U.S. Postretirement Health Benefits
Change in plan assets
Employer contributions		0.6	0.9
Participant contributions		0.5	0.5
Benefits paid		$ (1.1)	$ (1.4)